Share Capital and Share Premium (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Voting Rights	Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.
Share premium	$ 284,406	$ 284,406
Number of outstanding warrants	19,701,120
Number of shares called by warrants	19,701,120
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	20,582,301		20,582,301
Number of shares issued	0		0
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			0
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			10,300
Class A Warrants [member]
Disclosure of classes of share capital [line items]
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity	5,550	5,550
Number of outstanding warrants	388,700	388,700
Number of shares called by warrants	388,700	388,700
PP Warrants [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	1,291,833	1,291,833
Number of shares called by warrants	1,291,833	1,291,833
December Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	1,270,587	1,270,587
Number of shares called by warrants	1,270,587	1,270,587
January 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	1,950,000	1,950,000
Number of shares called by warrants	1,950,000	1,950,000
February 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	4,800,000	4,800,000
Number of shares called by warrants	4,800,000	4,800,000
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Number of outstanding warrants	10,000,000	10,000,000
Number of shares called by warrants	10,000,000	10,000,000